LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES

Operating lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheet as follows:

	Year Ended March 31, 2024 ($)	Year Ended March 31, 2023 ($)
Assets
Operating lease asset	222,884	-
Total lease assets	222,884	-

Liabilities
Current liabilities:
Accrued liabilities and others (current portion – operating lease liability)	36,361	-
Non-current liabilities:
Operating lease liability (non-current portion – operating lease liability)	191,314	-
Total lease liability	227,675	-

SCHEDULE OF CASH FLOW AND NON CASH INFORMATION RELATED TO LEASES

Supplemental cash flow and non-cash information related to leases is as follows:

	(in thousands) Year Ended March 31, 2024 ($)	(in thousands) Year Ended March 31, 2023 ($)
Cash paid for amounts included in the measurement of lease liabilities
–Financing cash flows from operating leases	18,052	-
Right-of-use assets obtained in exchange for operating lease obligations	-	-

SCHEDULE OF MATURITY OF LEASE LIABILITIES	As of March 31, 2024, the following table summarizes the maturity of our lease liabilities:
Mar-25	36,361
Mar-26	42,529
Mar-27	49,401
Mar-28	57,048
Mar-29	42,336
Total Lease liabilities	227,675